S000001260 [Member] Expense Example - TAX-EXEMPT FUND - TAX-EXEMPT FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 636